REINSURANCE (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REINSURANCE
Maximum amount beyond which net loss on any individual risk is limited through the purchase of reinsurance	$ 3,000,000								$ 3,000,000
Reinsurance retentions, low end of range	500,000								500,000
Reinsurance retentions, high end of range	8,800,000								8,800,000
WRITTEN
Direct									709,107,000	629,727,000	586,624,000
Reinsurance assumed									75,692,000	72,380,000	49,692,000
Reinsurance ceded									(191,713,000)	(152,469,000)	(151,176,000)
Net									593,086,000	549,638,000	485,140,000
EARNED
Direct									679,124,000	625,963,000	599,669,000
Reinsurance assumed									77,597,000	66,984,000	47,637,000
Reinsurance ceded									(180,150,000)	(154,495,000)	(153,924,000)
Net	147,764,000	149,943,000	141,584,000	137,280,000	145,023,000	146,552,000	130,826,000	116,051,000	576,571,000	538,452,000	493,382,000
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct									282,859,000	180,768,000	265,903,000
Reinsurance assumed									69,830,000	60,076,000	29,586,000
Reinsurance ceded									(81,044,000)	(40,760,000)	(94,157,000)
Net									$ 271,645,000	$ 200,084,000	$ 201,332,000